Basis of presentation and general information (Details)	6 Months Ended
Jun. 30, 2023
Globus Shipmanagement Corp. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date
Vessel Owned	Management Co.
Devocean Maritime Ltd. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Dec. 18, 2007
Vessel Owned	m/v River Globe
Domina Maritime Ltd. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	May 19, 2010
Vessel Owned	m/v Sky Globe
Dulac Maritime S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	May 25, 2010
Vessel Owned	m/v Star Globe
Artful Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Jun. 22, 2011
Vessel Owned	m/v Moon Globe
Longevity Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Malta	[1]
Vessel Delivery Date	Sep. 15, 2011	[1]
Vessel Owned	–**	[1]
Serena Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Oct. 29, 2020
Vessel Owned	m/v Galaxy Globe
Talisman Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Jul. 20, 2011
Vessel Owned	m/v Power Globe
Argo Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Jun. 09, 2021
Vessel Owned	m/v Diamond Globe
Calypso Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands	[2]
Vessel Delivery Date		[2]
Vessel Owned	Hull No: S-1885*	[2]
Daxos Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands	[2]
Vessel Delivery Date		[2]
Vessel Owned	Hull No: NE-442*	[2]
Olympia Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date
Vessel Owned
Paralus Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands	[2]
Vessel Delivery Date		[2]
Vessel Owned	Hull No: NE-443*	[2]
Salaminia Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	Nov. 29, 2021
Vessel Owned	m/v Orion Globe
Thalia Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date
Vessel Owned

[1]	m/v Sun Globe sold and delivered to her new owners on June 5, 2023 (Note 5)
[2]	New building vessels